Impairment losses and goodwill - Goodwill - Tabular disclosure (Details) - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill	€ 23,775	€ 23,113	€ 24,192
Gross carrying amount [member]
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill	33,886	33,140	33,626	€ 33,273
Accumulated impairment [member]
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill	(10,112)	(10,028)	(9,435)	€ (5,678)
France (excluding Orange Business), operating segment [member]
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill	13,176	13,176	14,364
France (excluding Orange Business), operating segment [member] | Gross carrying amount [member]
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill	13,189
France (excluding Orange Business), operating segment [member] | Accumulated impairment [member]
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill	(13)
France (excluding Orange Business), operating segment [member] | Operating segments [member]
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill	13,176	13,176	14,364
Europe (excluding France), operating segment [member]
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill	5,291	4,586	6,079
Europe (excluding France), operating segment [member] | Gross carrying amount [member]
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill	13,862
Europe (excluding France), operating segment [member] | Accumulated impairment [member]
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill	(8,571)
Europe (excluding France), operating segment [member] | Operating segments [member]
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill	5,291	4,586	6,079
Spain, operating segment [member]
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill	2,734	2,734	3,170
Spain, operating segment [member] | Gross carrying amount [member]
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill	6,550
Spain, operating segment [member] | Accumulated impairment [member]
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill	(3,816)
Spain, operating segment [member] | Operating segments [member]
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill	2,734	2,734	3,170
Belgium, operating segment [member]
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill	1,020	336	336
Belgium, operating segment [member] | Gross carrying amount [member]
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill	1,733
Belgium, operating segment [member] | Accumulated impairment [member]
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill	(713)
Slovakia, operating segment [member]
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill	806	806	806
Slovakia, operating segment [member] | Gross carrying amount [member]
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill	806
Romania, operating segments [Member]
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill	447	447	1,504
Romania, operating segments [Member] | Gross carrying amount [member]
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill	1,806
Romania, operating segments [Member] | Accumulated impairment [member]
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill	(1,359)
Poland, operating segment [member]
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill	151	135	135
Poland, operating segment [member] | Gross carrying amount [member]
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill	2,815
Poland, operating segment [member] | Accumulated impairment [member]
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill	(2,664)
Moldova, operating segment [member]
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill	84	78	80
Moldova, operating segment [member] | Gross carrying amount [member]
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill	84
Luxembourg, operating segment [member]
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill	50	50	50
Luxembourg, operating segment [member] | Gross carrying amount [member]
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill	68
Luxembourg, operating segment [member] | Accumulated impairment [member]
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill	(19)
Africa and Middle-East, operating segment [member]
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill	1,403	1,420	1,465
Africa and Middle-East, operating segment [member] | Gross carrying amount [member]
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill	2,252
Africa and Middle-East, operating segment [member] | Accumulated impairment [member]
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill	(849)
Africa and Middle-East, operating segment [member] | Operating segments [member]
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill	1,403	1,420	1,465
Burkina Faso, operating segment [member]
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill	428	428	428
Burkina Faso, operating segment [member] | Gross carrying amount [member]
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill	428
Cote d'Ivoire, operating segment [member]
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill	375	375	375
Cote d'Ivoire, operating segment [member] | Gross carrying amount [member]
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill	417
Cote d'Ivoire, operating segment [member] | Accumulated impairment [member]
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill	(42)
Morocco, operating segment [member]
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill	255	249	265
Morocco, operating segment [member] | Gross carrying amount [member]
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill	255
Jordan, operating segment [member]
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill	114	118	111
Jordan, operating segment [member] | Gross carrying amount [member]
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill	284
Jordan, operating segment [member] | Accumulated impairment [member]
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill	(170)
Liberia, operating segment [member]
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill	88	91	86
Liberia, operating segment [member] | Gross carrying amount [member]
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill	88
Sierra Leone, operating segment [member]
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill	58	73	114
Sierra Leone, operating segment [member] | Gross carrying amount [member]
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill	58
Cameroon, operating segment [member]
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill	44	44	44
Cameroon, operating segment [member] | Gross carrying amount [member]
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill	134
Cameroon, operating segment [member] | Accumulated impairment [member]
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill	(90)
Other African and Middle-East countries, operating segments [member]
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill	41	42	42
Other African and Middle-East countries, operating segments [member] | Gross carrying amount [member]
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill	589
Other African and Middle-East countries, operating segments [member] | Accumulated impairment [member]
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill	(548)
Orange Business [Member]
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill	2,263	2,289	2,237
Orange Business [Member] | Gross carrying amount [member]
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill	2,913
Orange Business [Member] | Accumulated impairment [member]
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill	(650)
Orange Business [Member] | Operating segments [member]
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill	2,263	2,289	2,237
Totem
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill	1,624	1,624
Totem | Gross carrying amount [member]
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill	1,624
Totem | Operating segments [member]
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill	1,624	1,624
International Carriers and Shared Services, operating segment [member]
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill	18	18	18
International Carriers and Shared Services, operating segment [member] | Gross carrying amount [member]
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill	18
International Carriers and Shared Services, operating segment [member] | Operating segments [member]
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill	18	€ 18	18
Mobile Financial Services, operating segment [member]
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill			28
Mobile Financial Services, operating segment [member] | Gross carrying amount [member]
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill	28
Mobile Financial Services, operating segment [member] | Accumulated impairment [member]
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill	€ (28)
Mobile Financial Services, operating segment [member] | Operating segments [member]
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill			€ 28